Segmental Analyses - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Profit from operations		£ 10,523	£ 10,234	£ 9,962
Revenue from operations	[1]	27,655	25,684	25,776
Non-current assets for operations		138,137	124,558
Intangible assets		129,075	115,625	115,343
Investments in associates and joint ventures		2,020	1,948
Goodwill
Disclosure Of Geographical Areas [Line Items]
Intangible assets		47,956	43,194	43,319
ITC Ltd.
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		7,126	5,312	4,892
Non-current assets for operations		4,402	3,889
Reynolds | U.S.
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		12,635	11,707	11,481
Non-current assets for operations		119,597	106,495
Revenue Constant rates £m
Disclosure Of Geographical Areas [Line Items]
Profit from operations		11,626	11,952	£ 11,661
Revenue Constant rates £m | U.S.
Disclosure Of Geographical Areas [Line Items]
Profit from operations		6,095	6,343
Revenue Constant rates £m | AME
Disclosure Of Geographical Areas [Line Items]
Profit from operations		3,268	3,210
Revenue Constant rates £m | APMEA
Disclosure Of Geographical Areas [Line Items]
Profit from operations		£ 2,263	£ 2,399

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.